TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of trade and other payables [Abstract]
Disclosure of aged analysis of the trade and other payables [Table Text Block]
	December 31, 2024	December 31, 2023
Trade payables	9,510	2,427
Accrued liabilities	3,426	708
Accrued employee payroll and benefits	3,667	181
Accrued other tax liabilities	2,642	-
Due to related parties	674	1,158
	19,919	4,474